10. INVENTORIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
InventoriesLineItems [Line Items]
Beginning balance	R$ (127.4)	R$ (81.8)
Additions	(305.4)	(134.5)
Reversals	80.8	15.3
Write-offs	24.5	48.5
Business Combination	0.8
Exchange rate variation	(0.2)	25.1
Ending balance	(327.1)	(127.4)
Provision For Adjustment to Realizable Value [Member]
InventoriesLineItems [Line Items]
Beginning balance	(93.5)	(20.0)
Additions	(240.7)	(113.9)
Reversals	80.8	15.3
Write-offs
Exchange rate variation	(0.3)	25.1
Ending balance	(253.7)	(93.5)
Provision For Deterioration [Member]
InventoriesLineItems [Line Items]
Beginning balance	(26.2)	(49.6)
Additions	(62.4)	(19.0)
Reversals
Write-offs	22.3	44.6
Exchange rate variation	(0.1)	(2.2)
Ending balance	(66.4)	(26.2)
Provision For Obsolescense [Member]
InventoriesLineItems [Line Items]
Beginning balance	(7.7)	(12.2)
Additions	(2.4)	(1.5)
Reversals
Write-offs	2.2	3.8
Business Combination	0.8
Exchange rate variation	0.2	2.2
Ending balance	R$ (6.9)	R$ (7.7)